Shareholder Fees - VIPInvestorFreedomFunds-InvestorComboPRO	Apr. 30, 2025 USD ($)
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2020 Portfolio
Shareholder Fees:
(fees paid directly from your investment)